Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	648,766,110.27	32,514
Yield Supplement Overcollateralization Amount 01/31/21	31,504,633.48	0
Receivables Balance 01/31/21	680,270,743.75	32,514
Principal Payments	22,979,082.55	718
Defaulted Receivables	494,041.47	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	30,032,546.35	0
Pool Balance at 02/28/21	626,765,073.38	31,776

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.32%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	3,078,574.93	127
Past Due 61-90 days	666,888.98	31
Past Due 91-120 days	169,570.67	9
Past Due 121+ days	0.00	0
Total	3,915,034.58	167

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	462,596.08
Aggregate Net Losses/(Gains) - February 2021	31,445.39
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.06%
Prior Net Losses Ratio	0.55%
Second Prior Net Losses Ratio	0.08%
Third Prior Net Losses Ratio	0.45%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	7,207,798.34
Actual Overcollateralization	7,207,798.34
Weighted Average APR	3.73%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	52.39

Flow of Funds	$ Amount
Collections	25,413,203.05
Investment Earnings on Cash Accounts	115.40
Servicing Fee(1)	(566,892.29)
Transfer to Collection Account	-
Available Funds	24,846,426.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	304,220.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,790,226.62
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,207,798.34
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,746,474.15
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	24,846,426.16

Servicing Fee	566,892.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 02/16/21	641,305,300.00
Principal Paid	21,748,024.96
Note Balance @ 03/15/21	619,557,275.04

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2a
Note Balance @ 02/16/21	201,056,722.99
Principal Paid	17,889,255.45
Note Balance @ 03/15/21	183,167,467.54
Note Factor @ 03/15/21	79.0196150%

Class A-2b
Note Balance @ 02/16/21	43,368,577.01
Principal Paid	3,858,769.51
Note Balance @ 03/15/21	39,509,807.50
Note Factor @ 03/15/21	79.0196150%

Class A-3
Note Balance @ 02/16/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	281,800,000.00
Note Factor @ 03/15/21	100.0000000%

Class A-4
Note Balance @ 02/16/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	76,830,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	25,500,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Note Balance @ 02/16/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	12,750,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	351,927.05
Total Principal Paid	21,748,024.96
Total Paid	22,099,952.01

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	92,151.00
Principal Paid	17,889,255.45
Total Paid to A-2a Holders	17,981,406.45

Class A-2b
One-Month Libor	0.10738%
Coupon	0.35738%
Interest Paid	11,624.30
Principal Paid	3,858,769.51
Total Paid to A-2b Holders	3,870,393.81

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4151650
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6559373
Total Distribution Amount	26.0711023

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3975453
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	77.1753902
Total A-2a Distribution Amount	77.5729355

A-2b Interest Distribution Amount	0.2324860
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	77.1753902
Total A-2b Distribution Amount	77.4078762

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	82.32
Noteholders' Third Priority Principal Distributable Amount	586.26
Noteholders' Principal Distributable Amount	331.42

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	8,498,098.59
Investment Earnings	100.12
Investment Earnings Paid	(100.12)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,086,464.38	$1,808,448.06	$3,822,144.16
Number of Extensions	76	64	145
Ratio of extensions to Beginning of Period Receivables Balance	0.31%	0.26%	0.52%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.